DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Warrants Liabilities And Prefunded Warrants [Abstract]
Disclosure of detailed information about observable inputs used in valuation of derivative warrant liabilities [Table Text Block]
	December 31, 2025			December 31, 2024
	Series 2024 (*)	Series 2023	Series 2021	Series 2024	Series 2023	Series 2021

Share price (in CAD)	1.91	1.91	1.91	3.25	3.25	3.25
Exercise price (in CAD)	3.43	12.34	59.21	4.32	12.95	62.14
Expected volatility (%)	67.72%	67.28%	67.3%	72.2%	75.7%	75.7%
Risk-free interest rate (%)	2.90%	3.63%	3.63%	2.93%	4.21%	4.21%
Dividend yield (%)	-	-	-	-	-	-
Expected term (years)	4.59	0.37	0.37	1.88	1.35	1.35

Number of warrants	742,517	818,818	49,058	742,517	818,818	49,058
Fair value per warrant (in CAD)	0.81	0.00	0.00	1.06	0.14	0.00

Disclosure of detailed information about reconciliation of fair value of derivative warrant liabilities [Table Text Block]
	Series 2024	Series 2023	Series 2021	Total

Balances at January 1, 2023	$-	$-	$8	$8
Issued (see Notes 18B1-18B2 below)	-	7,253	-	7,253
Changes in fair value (**)	-	(7,215)	(8)	(7,223)
Balances at December 31, 2023	-	38	-	38
Issued (see Note 18B3 below)	1,154	-	-	1,154
Changes in fair value (**)	(367)	62	-	(305)
Balances at December 31, 2024	787	100	-	887
Changes in fair value (**)	(*) (186)	(100)	-	(286)
Balances at December 31, 2025	$601	$-	$-	$601

(*)
Including, inter alia, the implication of execution of agreements dated August 13, 2025, with the holders of certain common share purchase warrants (the “Warrants”) originally issued as part of its private placement offering that closed on November 12, 2024 (the “2024 Private Placement”), pursuant to which the Company reduced the exercise price of each Warrant from $4.32 per common share to $3.43 per common share and extended the expiration date of each Warrant from November 12, 2026 to July 31, 2030.

(**)	See Note 19F below.